Vanguard® Strategic Equity Fund
Schedule of Investments (unaudited)
As of December 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (3.4%)
	New York Times Co. Class A	797,702	38,529
	News Corp. Class B	1,331,079	29,949
	Omnicom Group Inc.	354,916	26,005
	News Corp. Class A	923,115	20,595
*	Take-Two Interactive Software Inc.	102,064	18,139
*	Liberty Global plc Class C	581,579	16,337
*	Yelp Inc. Class A	419,584	15,206
	TEGNA Inc.	743,240	13,794
*	Cargurus Inc.	391,027	13,154
*	Playtika Holding Corp.	707,301	12,229
	Interpublic Group of Cos. Inc.	282,748	10,589
*	Liberty Global plc Class A	358,054	9,932
	Sinclair Broadcast Group Inc. Class A	306,928	8,112
*	AMC Entertainment Holdings Inc. Class A	258,949	7,043
	ViacomCBS Inc. Class B	218,666	6,599
*	IAC/InterActiveCorp.	45,395	5,934
*	Roku Inc.	24,002	5,477
*	ZoomInfo Technologies Inc. Class A	81,440	5,228
*	Liberty Media Corp.- Liberty SiriusXM Class C	72,774	3,701
	Lumen Technologies Inc.	288,592	3,622
*	Madison Square Garden Sports Corp.	13,820	2,401
*	PubMatic Inc. Class A	68,597	2,336
	Fox Corp. Class B	64,423	2,208
*	Discovery Inc. Class C	87,310	1,999
*	Loyalty Ventures Inc.	36,202	1,089
			280,207
Consumer Discretionary (12.3%)
	PulteGroup Inc.	737,062	42,130
	Brunswick Corp.	337,594	34,006
	Service Corp. International	461,685	32,775
	Papa John's International Inc.	234,609	31,313
	Tapestry Inc.	761,653	30,923
*	Ulta Beauty Inc.	72,214	29,777
*	Deckers Outdoor Corp.	79,096	28,974
	Signet Jewelers Ltd.	323,689	28,171
	Best Buy Co. Inc.	273,319	27,769
*	AutoNation Inc.	232,117	27,123
*	Goodyear Tire & Rubber Co.	1,233,177	26,291
	H&R Block Inc.	1,076,319	25,358
*	Meritage Homes Corp.	202,117	24,670
	Foot Locker Inc.	549,186	23,961
*	Etsy Inc.	105,157	23,023

		Shares	Market Value ($000)
*	Boyd Gaming Corp.	345,485	22,653
	Columbia Sportswear Co.	223,151	21,744
	Travel + Leisure Co.	391,829	21,656
	Darden Restaurants Inc.	132,590	19,973
*	Six Flags Entertainment Corp.	421,436	17,945
*	Victoria's Secret & Co.	319,963	17,771
	Bath & Body Works Inc.	248,260	17,326
	Red Rock Resorts Inc. Class A	313,674	17,255
*	Urban Outfitters Inc.	523,139	15,359
	LKQ Corp.	254,380	15,270
	Rent-A-Center Inc.	316,967	15,227
*	Abercrombie & Fitch Co. Class A	414,080	14,422
*	Tri Pointe Homes Inc.	506,423	14,124
*	NVR Inc.	2,239	13,230
	Kohl's Corp.	267,811	13,227
	Texas Roadhouse Inc. Class A	144,971	12,943
	Qurate Retail Inc. Series A	1,681,744	12,781
*	SeaWorld Entertainment Inc.	195,883	12,705
	Tempur Sealy International Inc.	250,970	11,803
	Gentex Corp.	332,303	11,581
	MGM Resorts International	248,210	11,140
*	Dave & Buster's Entertainment Inc.	288,184	11,066
*	Adient plc	201,003	9,624
	Macy's Inc.	349,225	9,143
*	Capri Holdings Ltd.	140,377	9,112
	Century Communities Inc.	107,068	8,757
	Wyndham Hotels & Resorts Inc.	95,623	8,573
*	Skyline Champion Corp.	101,984	8,055
*	Crocs Inc.	62,008	7,951
	Shutterstock Inc.	71,609	7,940
	Winnebago Industries Inc.	103,772	7,775
*	Scientific Games Corp. Class A	111,651	7,462
	Wendy's Co.	302,917	7,225
	Dine Brands Global Inc.	93,332	7,075
	Vail Resorts Inc.	20,223	6,631
*	Under Armour Inc. Class C	362,047	6,531
	Dillard's Inc. Class A	26,492	6,491
	Williams-Sonoma Inc.	37,132	6,280
*	frontdoor Inc.	165,675	6,072
*	MarineMax Inc.	98,783	5,832
	Autoliv Inc.	56,292	5,821
	Buckle Inc.	136,840	5,790
	Lear Corp.	30,542	5,588
*	Revolve Group Inc.	96,049	5,383
*	Academy Sports & Outdoors Inc.	116,439	5,112
*	Sleep Number Corp.	66,397	5,086
	Group 1 Automotive Inc.	25,662	5,010
*	Tenneco Inc. Class A	439,489	4,966
*	Brinker International Inc.	131,911	4,827
*	Expedia Group Inc.	24,552	4,437
*	Overstock.com Inc.	71,373	4,212
	Aaron's Co. Inc.	166,515	4,105
*	Everi Holdings Inc.	186,607	3,984
	Hibbett Inc.	54,785	3,941
*	GameStop Corp. Class A	26,520	3,935
	Jack in the Box Inc.	41,090	3,595
	Tractor Supply Co.	15,027	3,585
*	Fossil Group Inc.	343,566	3,535

		Shares	Market Value ($000)
	Carter's Inc.	33,725	3,414
	Ralph Lauren Corp. Class A	28,605	3,400
	Churchill Downs Inc.	12,701	3,060
	Genuine Parts Co.	18,542	2,600
*	WW International Inc.	133,568	2,154
	PVH Corp.	19,797	2,111
*	XPEL Inc.	28,236	1,928
	Steven Madden Ltd.	39,752	1,847
*	Tupperware Brands Corp.	117,461	1,796
	Laureate Education Inc. Class A	146,167	1,789
	Harley-Davidson Inc.	43,604	1,643
	Thor Industries Inc.	15,576	1,616
	Levi Strauss & Co. Class A	61,961	1,551
	Wolverine World Wide Inc.	53,032	1,528
			1,027,343
Consumer Staples (3.2%)
*	Darling Ingredients Inc.	586,732	40,655
*	Herbalife Nutrition Ltd.	708,241	28,988
	Bunge Ltd.	275,725	25,742
*	BJ's Wholesale Club Holdings Inc.	317,292	21,249
	Campbell Soup Co.	468,461	20,359
	Ingles Markets Inc. Class A	204,811	17,683
	Medifast Inc.	68,945	14,439
	Ingredion Inc.	145,831	14,093
*	TreeHouse Foods Inc.	320,831	13,003
	Flowers Foods Inc.	447,124	12,283
*	Hain Celestial Group Inc.	212,288	9,046
*	United Natural Foods Inc.	162,720	7,986
*	USANA Health Sciences Inc.	72,128	7,299
	J M Smucker Co.	46,378	6,299
*	Pilgrim's Pride Corp.	208,285	5,874
*	Post Holdings Inc.	38,919	4,387
	Kellogg Co.	56,873	3,664
	Edgewell Personal Care Co.	72,542	3,316
	Molson Coors Beverage Co. Class B	59,528	2,759
*	Hostess Brands Inc. Class A	118,395	2,418
	Nu Skin Enterprises Inc. Class A	42,216	2,143
	Lamb Weston Holdings Inc.	29,543	1,872
	Lancaster Colony Corp.	10,925	1,809
	Coca-Cola Consolidated Inc.	2,853	1,767
			269,133
Energy (3.8%)
	APA Corp.	2,197,890	59,101
	Occidental Petroleum Corp.	1,321,004	38,296
	Coterra Energy Inc.	2,009,785	38,186
	Halliburton Co.	1,531,846	35,033
	Targa Resources Corp.	506,505	26,460
*	Southwestern Energy Co.	4,753,311	22,150
	Ovintiv Inc. (XNYS)	582,434	19,628
	SM Energy Co.	405,628	11,958
*	Whiting Petroleum Corp.	153,156	9,906
	Northern Oil and Gas Inc.	463,310	9,535
*	Comstock Resources Inc.	973,658	7,877
*	Denbury Inc.	82,406	6,311
	Plains GP Holdings LP Class A	597,419	6,058
*	Callon Petroleum Co.	119,890	5,665
	Hess Corp.	52,434	3,882

		Shares	Market Value ($000)
	PDC Energy Inc.	77,482	3,780
*	Antero Resources Corp.	94,509	1,654
	Texas Pacific Land Corp.	1,301	1,625
	Magnolia Oil & Gas Corp. Class A	84,887	1,602
*	Delek US Holdings Inc.	106,743	1,600
*	Kosmos Energy Ltd.	429,899	1,487
			311,794
Financials (14.4%)
	KeyCorp.	2,740,720	63,393
	Regions Financial Corp.	2,779,781	60,599
	Walker & Dunlop Inc.	367,454	55,441
	Ally Financial Inc.	1,081,379	51,484
	Primerica Inc.	328,929	50,415
	First Horizon Corp.	2,954,250	48,243
	Fidelity National Financial Inc.	898,231	46,870
	Jefferies Financial Group Inc.	1,207,280	46,843
	SLM Corp.	2,272,439	44,699
	Zions Bancorp NA	599,591	37,870
	First American Financial Corp.	424,435	33,204
	Synchrony Financial	705,411	32,724
	Equitable Holdings Inc.	960,664	31,500
	Hartford Financial Services Group Inc.	450,494	31,102
	PacWest Bancorp	660,069	29,815
	Stifel Financial Corp.	414,082	29,160
	Hanover Insurance Group Inc.	203,757	26,704
	Evercore Inc. Class A	195,964	26,622
	Comerica Inc.	277,603	24,151
	Invesco Ltd.	941,414	21,671
	Bank OZK	449,870	20,932
	CNO Financial Group Inc.	868,583	20,707
	Synovus Financial Corp.	365,883	17,515
*	Credit Acceptance Corp.	25,436	17,492
	Prosperity Bancshares Inc.	214,753	15,527
	Fifth Third Bancorp	338,175	14,728
	Carlyle Group Inc.	241,782	13,274
*	Brighthouse Financial Inc.	248,369	12,866
	Kinsale Capital Group Inc.	52,191	12,416
	OneMain Holdings Inc.	247,490	12,384
	Nelnet Inc. Class A	121,261	11,845
	Globe Life Inc.	122,970	11,525
	Universal Insurance Holdings Inc.	659,073	11,204
	Navient Corp.	493,988	10,482
	First BanCorp. (XNYS)	755,948	10,417
	Popular Inc.	124,535	10,217
	New York Community Bancorp Inc.	824,242	10,064
	American Equity Investment Life Holding Co.	253,342	9,860
	FNB Corp.	778,800	9,447
	Cboe Global Markets Inc.	71,590	9,335
	Old Republic International Corp.	373,783	9,188
	International Bancshares Corp.	210,765	8,934
	W R Berkley Corp.	106,467	8,772
*	SVB Financial Group	12,581	8,533
	Associated Banc-Corp.	354,458	8,007
	Loews Corp.	136,687	7,895
	First Hawaiian Inc.	287,643	7,861
	Virtu Financial Inc. Class A	266,990	7,697
*	PROG Holdings Inc.	151,835	6,849
	Moelis & Co. Class A	106,242	6,641

		Shares	Market Value ($000)
	Assured Guaranty Ltd.	129,738	6,513
	UMB Financial Corp.	55,024	5,839
*	Mr Cooper Group Inc.	113,083	4,705
	Western Alliance Bancorp	43,475	4,680
	Unum Group	182,065	4,473
	SouthState Corp.	50,177	4,020
	Columbia Banking System Inc.	115,420	3,777
	MGIC Investment Corp.	246,148	3,549
	Hancock Whitney Corp.	63,184	3,160
	PennyMac Financial Services Inc.	44,490	3,105
	B Riley Financial Inc.	32,477	2,886
	Ameris Bancorp	56,108	2,787
*	Encore Capital Group Inc.	44,277	2,750
	East West Bancorp Inc.	31,610	2,487
	Essent Group Ltd.	53,854	2,452
	Brightsphere Investment Group Inc.	85,734	2,195
	Radian Group Inc.	94,916	2,006
	White Mountains Insurance Group Ltd.	1,880	1,906
	First Bancorp (XNGS)	33,400	1,527
			1,199,941
Health Care (12.9%)
	West Pharmaceutical Services Inc.	153,308	71,903
	Bruker Corp.	625,546	52,490
*	Laboratory Corp. of America Holdings	149,104	46,850
*	Medpace Holdings Inc.	213,818	46,535
	Chemed Corp.	87,702	46,398
*	DaVita Inc.	393,122	44,722
*	Mettler-Toledo International Inc.	26,207	44,479
*	ABIOMED Inc.	110,034	39,521
*	Incyte Corp.	522,730	38,368
*	IQVIA Holdings Inc.	135,568	38,249
*	Charles River Laboratories International Inc.	95,938	36,147
*	Veeva Systems Inc. Class A	128,731	32,888
*	Tenet Healthcare Corp.	370,545	30,270
*	Sarepta Therapeutics Inc.	306,466	27,597
*	AMN Healthcare Services Inc.	200,612	24,541
	AmerisourceBergen Corp. Class A	171,518	22,793
*	Alkermes plc	916,913	21,327
*	ImmunoGen Inc.	2,539,191	18,841
*	Myriad Genetics Inc.	648,244	17,892
*	Enanta Pharmaceuticals Inc.	234,202	17,514
	Cardinal Health Inc.	339,454	17,478
	PerkinElmer Inc.	83,383	16,765
*	United Therapeutics Corp.	74,003	15,991
*	Avantor Inc.	346,552	14,604
*	STAAR Surgical Co.	156,188	14,260
*	ICU Medical Inc.	59,532	14,129
*	Tandem Diabetes Care Inc.	87,163	13,120
*	ACADIA Pharmaceuticals Inc.	529,825	12,366
*	Hologic Inc.	153,602	11,760
	Quest Diagnostics Inc.	65,665	11,361
	DENTSPLY SIRONA Inc.	184,082	10,270
*	Community Health Systems Inc.	740,775	9,860
*	Amedisys Inc.	55,337	8,958
*	Globus Medical Inc. Class A	118,914	8,586
	Bio-Techne Corp.	14,521	7,512
*	Catalent Inc.	57,236	7,328
	Select Medical Holdings Corp.	247,436	7,275

		Shares	Market Value ($000)
*	Endo International plc	1,850,583	6,958
*	Maravai LifeSciences Holdings Inc. Class A	165,646	6,941
*	Quidel Corp.	51,015	6,886
*	Novavax Inc.	47,482	6,793
*,1	Intercept Pharmaceuticals Inc.	403,227	6,569
*	Prestige Consumer Healthcare Inc.	93,202	5,653
*	MEDNAX Inc.	201,885	5,493
*	Corcept Therapeutics Inc.	265,565	5,258
*	MacroGenics Inc.	326,422	5,239
*	CareDx Inc.	108,688	4,943
*,1	Clovis Oncology Inc.	1,679,012	4,550
*	Joint Corp.	66,951	4,398
*	Akebia Therapeutics Inc.	1,833,311	4,143
*	CRISPR Therapeutics AG	53,978	4,090
*	Travere Thrapeutics Inc.	130,624	4,055
*	Bluebird Bio Inc.	397,238	3,968
*	NuVasive Inc.	75,183	3,946
*	Henry Schein Inc.	48,864	3,788
*	PTC Therapeutics Inc.	94,719	3,773
*	Syneos Health Inc.	34,615	3,554
*	2seventy bio Inc.	132,412	3,394
*	Emergent BioSolutions Inc.	77,282	3,359
*	Inspire Medical Systems Inc.	14,085	3,240
*	Agenus Inc.	989,357	3,186
*	Waters Corp.	8,187	3,050
*	Multiplan Corp.	630,458	2,793
*	Cara Therapeutics Inc.	215,399	2,624
*	Co-Diagnostics Inc.	289,221	2,583
*	Deciphera Pharmaceuticals Inc.	255,712	2,498
*	Ionis Pharmaceuticals Inc.	81,687	2,486
*	Inari Medical Inc.	26,440	2,413
*	Doximity Inc. Class A	44,510	2,231
	Owens & Minor Inc.	51,161	2,225
*	Option Care Health Inc.	76,974	2,189
*	LHC Group Inc.	14,248	1,955
*	Sangamo Therapeutics Inc.	247,844	1,859
*	Fulgent Genetics Inc.	18,384	1,849
*	Prothena Corp. plc	37,057	1,831
*	Exelixis Inc.	97,136	1,776
*	Glaukos Corp.	37,323	1,659
*	Puma Biotechnology Inc.	540,434	1,643
*	Seres Therapeutics Inc.	195,204	1,626
*	Atea Pharmaceuticals Inc.	179,625	1,606
*	Organogenesis Holdings Inc. Class A	116,256	1,074
			1,077,095
Industrials (14.1%)
	WW Grainger Inc.	130,974	67,876
	Dover Corp.	325,574	59,124
*	United Rentals Inc.	156,533	52,014
	Owens Corning	551,838	49,941
	Robert Half International Inc.	430,443	48,003
*	Atkore Inc.	398,599	44,320
	Allison Transmission Holdings Inc.	1,109,545	40,332
	Expeditors International of Washington Inc.	275,197	36,956
	AGCO Corp.	309,584	35,918
	Booz Allen Hamilton Holding Corp. Class A	401,144	34,013
	Triton International Ltd.	556,097	33,494
*	Meritor Inc.	1,238,510	30,690

		Shares	Market Value ($000)
	Rush Enterprises Inc. Class A	549,336	30,565
*	CACI International Inc. Class A	107,067	28,824
	GrafTech International Ltd.	2,338,577	27,665
	Ryder System Inc.	324,376	26,738
	EMCOR Group Inc.	207,293	26,407
	UFP Industries Inc.	283,876	26,119
*	Alaska Air Group Inc.	476,923	24,848
	ManpowerGroup Inc.	252,257	24,552
	Wabash National Corp.	1,229,767	24,005
	Terex Corp.	544,415	23,927
	Huntington Ingalls Industries Inc.	117,100	21,867
	Boise Cascade Co.	294,104	20,940
	JB Hunt Transport Services Inc.	97,255	19,879
*	Beacon Roofing Supply Inc.	297,902	17,085
*	Middleby Corp.	84,663	16,658
	ManTech International Corp. Class A	224,022	16,338
*	Copart Inc.	100,311	15,209
	Old Dominion Freight Line Inc.	39,825	14,273
	Oshkosh Corp.	124,575	14,041
	Allegion plc	99,705	13,205
	Encore Wire Corp.	88,789	12,706
	Fortune Brands Home & Security Inc.	114,190	12,207
*	Clean Harbors Inc.	121,533	12,125
	Acuity Brands Inc.	56,961	12,060
*	SkyWest Inc.	301,655	11,855
	Landstar System Inc.	64,535	11,553
*	AECOM	142,934	11,056
*	TrueBlue Inc.	360,610	9,978
	ABM Industries Inc.	183,287	7,487
	Tetra Tech Inc.	43,845	7,445
	Primoris Services Corp.	303,349	7,274
	Lincoln Electric Holdings Inc.	50,978	7,110
	Matson Inc.	76,907	6,924
	Korn Ferry	72,173	5,466
*	Lyft Inc. Class A	122,288	5,225
	ADT Inc.	589,488	4,958
	Ennis Inc.	238,646	4,661
	Timken Co.	66,747	4,625
	Werner Enterprises Inc.	96,118	4,581
	MillerKnoll Inc.	115,662	4,533
*	Saia Inc.	11,732	3,954
*	JELD-WEN Holding Inc.	138,961	3,663
*	Quad/Graphics Inc.	845,269	3,381
*	Avis Budget Group Inc.	16,249	3,370
	ArcBest Corp.	26,972	3,233
	Donaldson Co. Inc.	47,743	2,829
*	MYR Group Inc.	23,791	2,630
	Pitney Bowes Inc.	383,874	2,545
	AMERCO	3,232	2,347
*	Atlas Air Worldwide Holdings Inc.	24,926	2,346
*	AZEK Co. Inc. Class A	48,327	2,235
	EnerSys	25,573	2,022
	Schneider National Inc. Class B	74,286	1,999
*	TriNet Group Inc.	20,832	1,985
*	Univar Solutions Inc.	67,277	1,907
*	Driven Brands Holdings Inc.	52,388	1,761
	Watsco Inc.	5,502	1,722
			1,173,584

		Shares	Market Value ($000)
Information Technology (17.0%)
	CDW Corp.	324,347	66,420
	Jabil Inc.	886,461	62,363
*	EPAM Systems Inc.	83,694	55,945
*	Synopsys Inc.	145,877	53,756
*	Cadence Design Systems Inc.	285,946	53,286
*	Manhattan Associates Inc.	332,808	51,748
*	GoDaddy Inc. Class A	540,909	45,902
*	Gartner Inc.	136,246	45,550
*	Dropbox Inc. Class A	1,793,824	44,020
*	Fortinet Inc.	110,808	39,824
	Amkor Technology Inc.	1,577,864	39,115
*	Zebra Technologies Corp. Class A	64,847	38,597
*	Western Digital Corp.	570,308	37,190
*	Arrow Electronics Inc.	266,725	35,813
*	Flex Ltd.	1,952,819	35,795
*	Box Inc. Class A	1,351,820	35,404
*	Nutanix Inc. Class A	1,086,567	34,618
	Avnet Inc.	785,963	32,405
*	ON Semiconductor Corp.	459,621	31,217
	MKS Instruments Inc.	175,556	30,577
*	Fair Isaac Corp.	69,495	30,138
*	Pure Storage Inc. Class A	893,449	29,082
*	Cirrus Logic Inc.	306,503	28,204
*	Teradata Corp.	617,173	26,211
*	CommScope Holding Co. Inc.	2,346,428	25,905
*	Trade Desk Inc. Class A	251,360	23,035
*	Advanced Micro Devices Inc.	157,040	22,598
	Concentrix Corp.	121,639	21,727
	CSG Systems International Inc.	360,272	20,759
*	Unisys Corp.	1,001,495	20,601
*	Ultra Clean Holdings Inc.	355,143	20,371
	Maximus Inc.	249,492	19,877
	Kulicke & Soffa Industries Inc.	318,148	19,261
*	SMART Global Holdings Inc.	269,378	19,123
*	Avaya Holdings Corp.	806,917	15,977
*	Alarm.com Holdings Inc.	181,943	15,431
*	Tenable Holdings Inc.	252,299	13,894
*	Elastic NV	97,231	11,968
*	Domo Inc. Class B	238,342	11,822
*	MongoDB Inc. Class A	19,562	10,355
*	Zendesk Inc.	95,663	9,977
	Seagate Technology Holdings plc	87,607	9,898
*	Cohu Inc.	213,349	8,126
*	CommVault Systems Inc.	115,402	7,954
*	Ichor Holdings Ltd.	161,689	7,443
*	DXC Technology Co.	213,176	6,862
*	Diodes Inc.	62,136	6,823
*	Plantronics Inc.	214,052	6,280
*	Workiva Inc. Class A	47,517	6,201
	Monolithic Power Systems Inc.	12,445	6,139
*	Semtech Corp.	66,867	5,946
*	LiveRamp Holdings Inc.	121,992	5,850
*	MACOM Technology Solutions Holdings Inc. Class H	63,934	5,006
*	MaxLinear Inc.	66,227	4,993
*	Axcelis Technologies Inc.	65,555	4,888
*	Alpha & Omega Semiconductor Ltd.	78,553	4,757
*	Ambarella Inc.	21,830	4,429

		Shares	Market Value ($000)
	Dolby Laboratories Inc. Class A	43,310	4,124
*	Verint Systems Inc.	74,603	3,917
*	Qualtrics International Inc. Class A	105,501	3,735
*	Fabrinet	30,349	3,595
*	HubSpot Inc.	4,977	3,281
	Alliance Data Systems Corp.	36,102	2,403
*	Extreme Networks Inc.	148,418	2,330
*	ExlService Holdings Inc.	13,721	1,986
*	Yext Inc.	163,127	1,618
*	Mandiant Inc.	91,430	1,604
*	8x8 Inc.	76,905	1,289
			1,417,338
Materials (5.4%)
	Louisiana-Pacific Corp.	778,891	61,026
	Westlake Chemical Corp.	446,834	43,401
	Reliance Steel & Aluminum Co.	266,674	43,260
	Olin Corp.	616,370	35,454
	Mosaic Co.	772,568	30,354
	Packaging Corp. of America	216,870	29,527
	Nucor Corp.	234,305	26,746
	Commercial Metals Co.	669,305	24,289
	Huntsman Corp.	623,760	21,757
	Steel Dynamics Inc.	345,806	21,464
	CF Industries Holdings Inc.	251,996	17,836
	Avery Dennison Corp.	78,676	17,039
	Alcoa Corp.	198,956	11,854
	Greif Inc. Class A	190,188	11,482
*	TimkenSteel Corp.	659,400	10,880
*	O-I Glass Inc.	839,271	10,096
	Celanese Corp. Class A	54,285	9,123
	Chemours Co.	148,165	4,972
	Sealed Air Corp.	50,821	3,429
	Avient Corp.	60,044	3,360
	Warrior Met Coal Inc.	84,221	2,165
	Westrock Co.	47,303	2,098
	Schnitzer Steel Industries Inc. Class A	35,635	1,850
	Cabot Corp.	31,564	1,774
*	Sylvamo Corp.	60,571	1,689
			446,925
Real Estate (8.7%)
	Extra Space Storage Inc.	337,777	76,584
	Life Storage Inc.	405,173	62,065
	Gaming and Leisure Properties Inc.	1,056,457	51,407
	Brixmor Property Group Inc.	1,674,709	42,554
	Lamar Advertising Co. Class A	345,902	41,958
	Invitation Homes Inc.	825,915	37,447
	CubeSmart	610,795	34,760
	Spirit Realty Capital Inc.	656,163	31,621
	Sabra Health Care REIT Inc.	1,995,495	27,019
	Iron Mountain Inc.	485,244	25,393
	National Retail Properties Inc.	498,169	23,947
	Mid-America Apartment Communities Inc.	102,160	23,440
	PotlatchDeltic Corp.	387,019	23,306
	National Storage Affiliates Trust	215,843	14,936
*	Xenia Hotels & Resorts Inc.	800,179	14,491
	Apple Hospitality REIT Inc.	875,932	14,146
	Uniti Group Inc.	904,385	12,671

		Shares	Market Value ($000)
	Tanger Factory Outlet Centers Inc.	615,052	11,858
	STORE Capital Corp.	341,663	11,753
	Outfront Media Inc.	425,221	11,405
	SITE Centers Corp.	685,882	10,858
	Healthcare Trust of America Inc. Class A	323,248	10,793
	Omega Healthcare Investors Inc.	353,537	10,461
	Piedmont Office Realty Trust Inc. Class A	568,566	10,450
	Brandywine Realty Trust	673,519	9,039
*	Redfin Corp.	232,825	8,938
	Medical Properties Trust Inc.	358,626	8,474
	EPR Properties	165,461	7,858
*	GEO Group Inc.	865,976	6,711
	Universal Health Realty Income Trust	94,854	5,641
	Vornado Realty Trust	113,217	4,739
*	Ryman Hospitality Properties Inc.	49,402	4,543
	Kite Realty Group Trust	195,949	4,268
	Macerich Co.	228,524	3,949
	Regency Centers Corp.	49,745	3,748
	First Industrial Realty Trust Inc.	54,630	3,617
	Kilroy Realty Corp.	50,879	3,382
*	Sunstone Hotel Investors Inc.	288,229	3,381
	Federal Realty Investment Trust	21,422	2,920
	American Homes 4 Rent Class A	54,757	2,388
	Highwoods Properties Inc.	51,333	2,289
	RLJ Lodging Trust	127,232	1,772
	Apartment Income REIT Corp.	31,593	1,727
			724,707
Utilities (4.3%)
	AES Corp.	2,201,715	53,502
	Evergy Inc.	763,238	52,366
	UGI Corp.	1,091,214	50,097
	NRG Energy Inc.	765,189	32,964
	CMS Energy Corp.	332,798	21,648
	NiSource Inc.	762,575	21,055
	MDU Resources Group Inc.	590,659	18,216
	Portland General Electric Co.	271,448	14,365
	Hawaiian Electric Industries Inc.	327,937	13,609
	Vistra Corp.	484,573	11,034
	National Fuel Gas Co.	156,939	10,035
	Alliant Energy Corp.	127,065	7,811
	NextEra Energy Partners LP	91,883	7,755
	New Jersey Resources Corp.	172,696	7,091
	PPL Corp.	233,046	7,005
*	Southwest Gas Holdings Inc.	97,383	6,822
	American States Water Co.	39,964	4,134
*	PG&E Corp.	333,700	4,051
	IDACORP Inc.	34,566	3,917
	Pinnacle West Capital Corp.	45,247	3,194
	FirstEnergy Corp.	76,433	3,179
	OGE Energy Corp.	52,925	2,031
	ALLETE Inc.	27,264	1,809
	Ameren Corp.	19,304	1,718
			359,408
Total Common Stocks (Cost $6,178,661)			8,287,475

		Shares	Market Value ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2,3]	Vanguard Market Liquidity Fund, 0.090% (Cost $44,760)	447,709	44,767
Total Investments (100.0%) (Cost $6,223,421)			8,332,242
Other Assets and Liabilities—Net (0.0%)			(3,448)
Net Assets (100%)			8,328,794
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,035,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $8,515,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	March 2022	146	16,372	529
E-mini S&P 500 Index	March 2022	55	13,086	292
E-mini S&P Mid-Cap 400 Index	March 2022	49	13,905	366
				1,187
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At December 31, 2021, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.